Employee benefit plans - Movement in Funded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefit plans
Opening balance sheet liability / (funded status)	$ 463	$ 426	$ 396
Net service cost	250	34	38
Expected return on plan assets	$ (186)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Nonoperating Income
Interest cost / (credit)	$ 95	13	14
Amortization of net (gain) / loss	$ 70
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Nonoperating Income
Amortization of prior service cost / (credit)	$ (72)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	Nonoperating Income
Currency translation adjustment	$ (1)
Total net periodic benefit cost / (credit)	156	47	52
Actuarial (gain) / loss on liabilities	(133)	26	(11)
Actuarial (gain) / loss on assets	15
Amortization of net (gain) / loss	(70)
Amortization of prior service cost / (credit)	72
Currency translation adjustment	1
Total (gain) / loss recognized via OCI	(115)	26	(11)
Employer contributions paid in the year & Cashflow required to pay benefit payments	(153)	(7)	(22)
Total cashflow	(153)	(7)	(22)
Acquisitions	1,530
Currency translation adjustment	281	(29)	11
Closing balance sheet liability / (funded status)	2,162	463	426
Reconciliation of Net gain / loss
Amount at beginning of year	(335)	(385)	(364)
Liability (gain) / loss	(118)	26	(11)
Amortization of net (gain) / loss	(70)
Acquisitions	1,754
Currency translation adjustment	203	24	(10)
Amount as at December 31,	$ 1,434	$ (335)	$ (385)